Schedule of acquisition of consolidated statements of operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Revenue	$ 14,584,434	$ 14,211,091
Loss after tax	$ (432,795)	$ (836,874)